Keyuan Petrochemicals Inc. (Parent Company)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

26 KEYUAN PETROCHEMICALS, INC. (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends.

As of December 31, 2011, $3,744,304(2010:$3,075,356) was appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in their ability to transfer a portion of their net assets to either in the form of dividends, loans or advances, which consisted of paid-up capital and statutory reserves, amounting to $57,144,304 as of December 31, 2011 (2010: $56,553,518).

The following presents condensed unconsolidated financial information of the Parent Company only:

Condensed Balance Sheets,

	As of December 31, 2011	As of December 31, 2010

Cash	$5,089	$392,741
Other current assets	392,770	570
Investment in subsidiaries	41,774,338	41,774,338
Total assets	42,172,197	42,167,649

Accounts payable	672,310	23,527
Accrued expenses and other payables	2,671,474	74,656
Inter-company liabilities	8,930,146	1,760,000
Dividends payable	2,381,760	234,393
Series B convertible preferred stock	16,451,553	16,701,565
Total stockholders’ equity	11,064,954	23,373,508
Total liabilities and stockholders’ equity	$42,172,197	$42,167,649

	Year ended	Year ended
	December 31,	December 31,
	2011	2010
General and administrative expenses	$9,757,782	$2,108,043
Interest expens	4,041	810
Loss before income taxes	9,761,823	108,853
Income tax expense	-	-
Net loss	$9,761,823	$2,108,853

Condensed Statements of Cash Flows

	Year ended December 31, 2011	Year ended December 31, 2010
Cash flows from operating activities
Net loss	$(9,761,823)	$(2,108,853)
Adjustments to reconcile net loss to net cash used inoperating activities:
Share-based compensation	-	1,515,907
Stock option expense	2,063,394	-
Liquidated damages	2,493,326	-
Decrease in other assets	(392,200)	(570)
Decrease in trade payables	-	-
Increase in accounts payable, accrued expenses and other payables	617,821	42,158

Net cash used in operating activities	(4,979,482)	(551,358)

Cash flows from investing activities
Investment in subsidiaries	-	(41,774,338)

Net cash used in investing activities	-	(41,774,338)

Cash flows from financing activities
Advance from inter-group company	7,170,146	1,760,000
Dividend paid to stockholders	(2,585,647)	(902,886)
Repurchase of common stock	-	(400,000)
Additional paid in capital	7,332	-
Proceeds from Series A Private Placement, net	-	23,312,091
Proceeds from Series B Private Placement, net	-	18,949,232

Net cash provided by financing activities	4,591,831	42,718,437

Net decrease in cash	(387,651)	392,741

Cash at beginning of year	392,741	-
Cash at end of year	$5,090	$392,741